Long-Term Debt - Summary of Long-term Debt (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
Unamortized deferred financing costs	$ (105)
Long-term Debt	9,432
Less current portion of long-term debt	(9,432)
11.5% Mortgage Loan Payable Due January 2019 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 9,537